FEDERAL INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of federal income tax on earnings
	2014	2013	2012
	(Dollars in thousands)

Federal income taxes at statutory rate	$1,504	$630	$1,555
Increase (decrease) in taxes resulting primarily from:
Stock compensation	33	8	(28)
Nontaxable interest income	(42)	(39)	(39)
Cash surrender value of life insurance	(158)	(164)	(277)
Other	7	(14)	7

Federal income taxes per financial statements	$1,344	$421	$1,218

Effective tax rate	30.4%	22.7%	26.6%

Schedule of composition of corporation's net deferred tax asset
	2014	2013
Taxes (payable) refundable on temporary differences at statutory rate:	(In thousands)

Deferred tax assets:
General loan loss allowance	$759	$575
Deferred compensation	82	88
Stock benefit plans	166	173
Merger related transaction costs	118	118
Net operating loss carryforward	771	1,475
Reserve for uncollected interest	101	180
Real estate owned	205	811
Fair market value adjustments	929	898
Unrealized losses on securities available for sale	796	3,724
AMT credit carryforward	305	-
Other	54	4
Total deferred tax assets	4,286	8,046

Deferred tax liabilities:
Deferred loan origination costs	(540)	(401)
Federal Home Loan Bank stock dividends	(1,749)	(1,749)
Fixed asset basis difference	(570)	(529)
Mortgage servicing rights	(405)	(439)

Total deferred tax liabilities	(3,264)	(3,118)

Net deferred tax asset	$1,022	$4,928